Long-term debt - Schedule of Changes in Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 192,125	$ 57,228
Draw downs	457,779	150,000
Transfer outstanding balance to new revolving credit facility	0
Lease liabilities incurred	8,343	5,457
Lease liabilities terminated	(461)	6,341
Debt acquired as part of Sabina acquisition (Note 6)		10,486
Debt repayments	(217,573)	(19,525)
Foreign exchange gains (losses)	2,909	(740)
Deferred financing costs incurred	(8,310)
Reclass deferred financing costs from other assets		8,311
Deferred financing costs written off	3,766
Non-cash interest and financing expense	5,123	2,391
Ending balance	437,883	192,125
Current portion	(16,419)	(16,256)
Long-term debt	421,464	175,869
New revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Beginning balance	0	0
Draw downs	0	0
Transfer outstanding balance to new revolving credit facility	400,000
Lease liabilities incurred	0	0
Lease liabilities terminated	0	0
Debt acquired as part of Sabina acquisition (Note 6)		0
Debt repayments	0	0
Foreign exchange gains (losses)	0	0
Deferred financing costs incurred	(8,310)
Reclass deferred financing costs from other assets		0
Deferred financing costs written off	0
Non-cash interest and financing expense	0	0
Ending balance	391,690	0
Current portion	0
Long-term debt	391,690
Old revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Beginning balance	142,635	0
Draw downs	450,000	150,000
Transfer outstanding balance to new revolving credit facility	(400,000)
Lease liabilities incurred	0	0
Lease liabilities terminated	0	0
Debt acquired as part of Sabina acquisition (Note 6)		0
Debt repayments	(200,000)	0
Foreign exchange gains (losses)	0	0
Deferred financing costs incurred	0
Reclass deferred financing costs from other assets		8,311
Deferred financing costs written off	3,766
Non-cash interest and financing expense	3,599	946
Ending balance	0	142,635
Current portion	0
Long-term debt	0
Equipment loans
Disclosure of detailed information about borrowings [line items]
Beginning balance	20,651	23,974
Draw downs	7,779	0
Transfer outstanding balance to new revolving credit facility	0
Lease liabilities incurred	0	0
Lease liabilities terminated	0	0
Debt acquired as part of Sabina acquisition (Note 6)		9,431
Debt repayments	(11,042)	(13,301)
Foreign exchange gains (losses)	618	(410)
Deferred financing costs incurred	0
Reclass deferred financing costs from other assets		0
Deferred financing costs written off	0
Non-cash interest and financing expense	137	137
Ending balance	16,907	20,651
Current portion	(10,023)
Long-term debt	6,884
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	28,839	33,254
Draw downs	0	0
Transfer outstanding balance to new revolving credit facility	0
Lease liabilities incurred	8,343	5,457
Lease liabilities terminated	(461)	6,341
Debt acquired as part of Sabina acquisition (Note 6)		1,055
Debt repayments	(6,531)	(6,224)
Foreign exchange gains (losses)	2,291	(330)
Deferred financing costs incurred	0
Reclass deferred financing costs from other assets		0
Deferred financing costs written off	0
Non-cash interest and financing expense	1,387	1,308
Ending balance	29,286	$ 28,839
Current portion	(6,396)
Long-term debt	$ 22,890